LOSS PER SHARE (Schedule of Computation of Basic and Diluted (Loss)/ Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Numerator for basic loss per share		$ (1,303)	$ (76,738)	$ (1,856)
Numerator for diluted loss per share		$ (1,303)	$ (76,738)	$ (1,856)
Common Shares [Member]
Denominator:
Weighted average number of shares outstanding-basic		466,691,632	403,443,828	273,981,547
Dilutive effect of share options and restricted shares	[1]
Weighted-average number of shares outstanding, diluted		466,691,632	403,443,828	273,981,547
Net loss per share
Basic net loss per share	[2]	$ (0.003)	$ (0.19)	$ (0.01)
Diluted net loss per share	[2]	$ (0.003)	$ (0.19)	$ (0.01)
ADS [Member]
Denominator:
Weighted average number of shares outstanding-basic		93,338,326	80,688,766	54,796,309
Weighted-average number of shares outstanding, diluted		93,338,326	80,688,766	54,796,309
Net loss per share
Basic net loss per share	[3]	$ (0.014)	$ (0.95)	$ (0.03)
Diluted net loss per share	[3]	$ (0.014)	$ (0.95)	$ (0.03)

[1]	The potential dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include share options and restricted shares of 31,829,884, 27,694,086, and 9,325,104 respectively, for the years ended December 31, 2013, 2014 and 2015.
[2]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes. 33,678,210 and 33,678,210 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the years ended December 31, 2014 and 2015, as their effect is anti-dilutive.
[3]	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the years ended December 31, 2013, 2014 and 2015 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.